Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

May 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”),
a series of Legg Mason Partners Institutional Trust (the “Registrant”)
Securities Act File No. 033-49552
Investment Company Act File No. 811-6740

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated May 13, 2015 to the Fund’s Prospectus dated December 29, 2014.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC